Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 MXN ($) billionBarrels	Jun. 30, 2022 MXN ($) billionBarrels	Jun. 30, 2023 MXN ($) Exchange_Rate billionBarrels	Jun. 30, 2022 MXN ($) Exchange_Rate billionBarrels	Dec. 31, 2022 MXN ($) Exchange_Rate	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	$ (25,947,103,000)	$ 47,787,490,000	$ (66,084,491,000)	$ 64,128,110,000
Impairment or reversal of impairment of fixed assets			156,903,875,000	225,977,991,000
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Exchange rate effect amount			$ 31,854,861,000	$ 5,781,853,000
Average foreign exchange rate | Exchange_Rate			17.0720	19.9847	19.4143
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			$ (59,536,095,000)	$ 21,547,474,000
Total			(59,536,095,000)	21,547,474,000
Negative effect from decrease in production			83,067,440,000
Average foreign exchange rate						20.5835
Positive effect due to increase decrease in discount rate				$ 25,052,959,000	$ 13,119,343,000
Positive effect from increase in crude oil prices			$ 42,858,913,000
Pre-tax discount rate			10.42%	7.41%	9.31%	5.68%
Positive tax effect due to lower income in reserves			$ 23,439,232,000
Positive effect due to lower freight and distribution costs			2,207,404,000
Positive effect from decrease in production				$ 123,125,874,000
Negative effect from decrease in production volume				63,545,318,000
Negative tax effect due to higher income				7,198,269,000
Impairment or reversal of impairment of fixed assets			$ 163,480,600,000	$ 1,289,942,972,000
Useful life			25 years	25 years
Production forecast | billionBarrels	6,685,000	6,955,000	6,685,000	6,955,000
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			$ (6,548,396,000)	$ 40,823,408,000
Total			$ (6,548,396,000)	$ 40,823,408,000
Average foreign exchange rate			0.1410		0.1416
Percentage of decrease in discount rate				26.80%
Pemex Industrial Transformation | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | Exchange_Rate			17.0720	19.9847
Pre-tax discount rate			14.10%	10.59%
Percentage of decrease in discount rate					1941.43%	2058.35%
Pemex Industrial Transformation | Gas
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | Exchange_Rate			17.0720	19.9847
Pre-tax discount rate			13.26%	10.62%
Pemex Industrial Transformation | Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | Exchange_Rate			17.0720	19.9847
Pre-tax discount rate			10.46%	8.82%
Pemex Industrial Transformation | Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | Exchange_Rate			17.0720	19.9847
Pre-tax discount rate			10.46%	8.82%
Percentage of increase in discount rate				2.20%
Pemex Industrial Transformation | Refined petroleum products
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of decrease in discount rate				12.10%